Related Party Transactions - Key Management Personnel Compensation (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of transactions between related parties [abstract]
Salaries and short-term employee benefits	$ 151,095	$ 4,936	$ 188,105	$ 152,319
Post-employment compensation	2,067	68	5,622	3,335
Share-based payments	6,763	221	18,736	109,255
Total key management personnel compensation	$ 159,925	$ 5,225	$ 212,463	$ 264,909